Capital Management (Tables)	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Summary of Regulatory Capital Measure and Risk-Weighted Assets
Regulatory Capital and Total Loss Absorbing Capacity Measures, Risk-Weighted Assets and Leverage Exposures
(1)

(Canadian $ in millions, except as noted)	July 31, 2022	October 31, 2021

CET1 Capital	55,464	44,491

Tier 1 Capital	60,684	49,966

Total Capital	68,133	57,201

Total Loss Absorbing Capacity (TLAC)	112,534	90,353

Risk-Weighted Assets	351,711	325,433

Leverage Exposures	1,144,101	976,690

CET1 Ratio	15.8%	13.7%

Tier 1 Capital Ratio	17.3%	15.4%

Total Capital Ratio	19.4%	17.6%

TLAC Ratio	32.0%	27.8%

Leverage Ratio	5.3%	5.1%

TLAC Leverage Ratio	9.8%	9.3%

(1)	Disclosed in accordance with, as applicable, OSFI’s Capital Adequacy Requirements Guideline, Leverage Requirements Guideline and Total Loss Absorbing Capacity Guideline.